Federated Hermes Global Equity Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.2%
		Argentina—0.5%
57	[1]	Mercadolibre, Inc.	$ 117,515
		Australia—1.4%
6,920		Brambles Ltd.	85,651
297		Cochlear Ltd.	60,621
6,835		Goodman Group	155,447
		TOTAL	301,719
		China—1.1%
17,420		Alibaba Group Holding Ltd.	182,173
28,400		China Mengniu Dairy Co., Ltd.	47,983
		TOTAL	230,156
		Denmark—1.9%
2,825		Novo Nordisk A/S	393,346
		France—1.6%
659		Schneider Electric SA	167,459
1,530		Vinci SA	183,037
		TOTAL	350,496
		Germany—1.3%
9,476		Deutsche Telekom AG	269,047
		Hong Kong—0.7%
15,157		AIA Group Ltd.	108,113
1,100		Hong Kong Exchanges & Clearing Ltd.	33,720
		TOTAL	141,833
		India—2.2%
1,004		Dr. Reddy’s Laboratories Ltd.	84,164
12,754		ICICI Bank Ltd., ADR	373,820
		TOTAL	457,984
		Indonesia—0.5%
517,000		PT Telekomunikasi Indonesia Tbk	102,098
		Italy—2.8%
4,166		Prysmian SpA	292,992
7,133		UniCredit SpA	296,413
		TOTAL	589,405
		Japan—4.6%
2,700		Daiwa House Industry Co., Ltd.	83,327
400		Fast Retailing Co., Ltd.	128,570
5,100		FUJIFILM Holdings Corp.	137,446
8,100		Hitachi Ltd.	198,729
2,400		Kurita Water Industries Ltd.	96,685
1,500		NEC Corporation	133,495
58,172		Nippon Telegraph & Telephone Corp.	62,175
1,600		Nitto Denko Corp.	134,183
		TOTAL	974,610
		Netherlands—2.2%
521		ASML Holding N.V.	471,210
		Norway—1.5%
6,180		Aker BP ASA	148,795

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
28,959		Norsk Hydro ASA	$ 162,316
		TOTAL	311,111
		South Korea—2.1%
5,077		Samsung Electronics Co., Ltd.	284,708
584		Samsung Fire & Marine Insurance	152,083
		TOTAL	436,791
		Spain—0.7%
9,895		Iberdrola, S.A.	140,461
		Sweden—0.9%
13,715		Svenska Cellulosa AB SCA, Class B	191,443
		Switzerland—0.8%
503		Roche Holding AG	169,983
		Taiwan—1.6%
1,980		Taiwan Semiconductor Manufacturing Co., Ltd, ADR	339,966
		United Kingdom—2.8%
1,479		AstraZeneca PLC	258,439
3,019		Experian PLC	147,012
20,636		Tate & Lyle PLC	183,511
		TOTAL	588,962
		United States—69.0%
2,622		Abbott Laboratories	296,994
394	[1]	Adobe, Inc.	226,318
1,910		Alphabet, Inc., Class A	312,056
3,627	[1]	Amazon.com, Inc.	647,420
1,691		American Tower Corp.	378,886
2,859		Apple, Inc.	654,711
822	[1]	Arch Capital Group Ltd.	92,960
358		Automatic Data Processing, Inc.	98,776
11,604		Bank of America Corp.	472,863
1,014		Best Buy Co., Inc.	101,806
2,482	[1]	Boston Scientific Corp.	203,003
2,530		Broadcom, Inc.	411,935
2,290		Capital One Financial Corp.	336,470
751		Chubb Ltd.	213,419
2,713		Citigroup, Inc.	169,942
302	[1]	Clean Harbors, Inc.	74,262
1,566	[1]	Copart, Inc.	82,935
597		Costco Wholesale Corp.	532,751
1,470		CRH PLC	133,432
887		Dell Technologies, Inc.	102,484
2,911		Delta Air Lines, Inc.	123,688
522		Eli Lilly & Co.	501,130
826		FedEx Corp.	246,784
1,911		Fortune Brands Innovations, Inc.	151,753
1,870		General Mills, Inc.	135,182
235		Hubbell, Inc.	93,981
1,370		Ingersoll-Rand, Inc.	125,287
206		Intuit, Inc.	129,834
437	[1]	Intuitive Surgical, Inc.	215,279
215		Lam Research Corp.	176,517
875		M&T Bank Corp.	150,596

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
2,571		Microsoft Corp.	$ 1,072,467
2,413		Mosaic Co./The	68,939
7,343		NVIDIA Corp.	876,534
190	[1]	O’Reilly Automotive, Inc.	214,694
399		Owens Corning, Inc.	67,323
8,790		Pfizer, Inc.	254,998
1,484		Procter & Gamble Co.	254,565
2,419		Prudential Financial, Inc.	293,086
688		Public Storage	236,479
977		Qualcomm, Inc.	171,268
1,148	[1]	Royal Caribbean Cruises, Ltd.	188,984
1,764		The Travelers Cos., Inc.	402,316
367		Thermo Fisher Scientific, Inc.	225,731
2,356		TJX Cos., Inc.	276,288
508		Tractor Supply Co.	135,915
893		Trane Technologies PLC	322,962
9,734		UGI Corp.	242,474
6,939		Verizon Communications, Inc.	289,911
310	[1]	Vertex Pharmaceuticals, Inc.	153,726
987		Visa, Inc., Class A	272,777
4,040		Walt Disney Co.	365,135
6,092		Weyerhaeuser Co.	185,745
663		Zimmer Biomet Holdings, Inc.	76,550
1,807		Zoetis, Inc.	331,566
		TOTAL	14,573,887
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $15,520,851)	21,152,023
		OTHER ASSETS AND LIABILITIES - NET—(0.2%)[2]	(48,762)
		TOTAL NET ASSETS—100%	$21,103,261

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$14,573,887	$—	$—	$14,573,887
International	831,301	5,746,835	—	6,578,136
TOTAL SECURITIES	$15,405,188	$5,746,835	$—	$21,152,023

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt